Classification of Financial Instruments - Classification of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	₩ 1,810,129		₩ 1,358,345	₩ 2,369,739	₩ 3,051,353
Categories of current financial assets
Current financial assets at fair value through profit or loss	131,385		313,893
Current financial assets at amortised cost	12,302		11,956
Current Derivative assets	27,618		42,107	12,935
Other financial assets	1,415,204		1,991,939
Trade and other receivables	7,701,452		7,793,592
Total current financial assets And Cash and cash equivalents	11,098,090		11,511,832
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	615,876		607,042
Non-current financial assets at fair value through other comprehensive income	379,170		399,495
Non-current financial assets at amortised cost	1,307		2,086
Non-current Derivative assets	283,415		60,228	₩ 19,691
Other financial assets	1,283,730		1,044,762
Trade and other receivables	2,002,297	₩ 1,819,835	1,819,845
Total non-current financial assets	4,565,795		3,933,458
Total financial assets	15,663,885		15,445,290
Financial assets at fair value through profit or loss
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	0		0
Categories of current financial assets
Current financial assets at fair value through profit or loss	131,385		313,893
Current financial assets at amortised cost	0		0
Current Derivative assets	21		13,936
Other financial assets	0		0
Trade and other receivables	0		0
Total current financial assets And Cash and cash equivalents	131,406		327,829
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	615,876		607,042
Non-current financial assets at fair value through other comprehensive income	0		0
Non-current financial assets at amortised cost	0		0
Non-current Derivative assets	165,183		23,695
Other financial assets	0		0
Trade and other receivables	0		0
Total non-current financial assets	781,059		630,737
Total financial assets	912,465		958,566
Financial assets at fair value through other comprehensive income
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	0		0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0		0
Current financial assets at amortised cost	0		0
Current Derivative assets	0		0
Other financial assets	0		0
Trade and other receivables	0		0
Total current financial assets And Cash and cash equivalents	0		0
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	0		0
Non-current financial assets at fair value through other comprehensive income	379,170		399,495
Non-current financial assets at amortised cost	0		0
Non-current Derivative assets	0		0
Other financial assets	0		0
Trade and other receivables	0		0
Total non-current financial assets	379,170		399,495
Total financial assets	379,170		399,495
Financial assets at amortized cost
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	1,810,129		1,358,345
Categories of current financial assets
Current financial assets at fair value through profit or loss	0		0
Current financial assets at amortised cost	12,302		11,956
Current Derivative assets	0		0
Other financial assets	1,415,204		1,991,939
Trade and other receivables	7,701,452		7,793,592
Total current financial assets And Cash and cash equivalents	10,939,087		11,155,832
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	0		0
Non-current financial assets at fair value through other comprehensive income	0		0
Non-current financial assets at amortised cost	1,307		2,086
Non-current Derivative assets	0		0
Other financial assets	1,283,730		1,044,762
Trade and other receivables	2,002,297		1,819,845
Total non-current financial assets	3,287,334		2,866,693
Total financial assets	14,226,421		14,022,525
Derivative assets (applying hedge accounting)
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	0		0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0		0
Current financial assets at amortised cost	0		0
Current Derivative assets	27,597		28,171
Other financial assets	0		0
Trade and other receivables	0		0
Total current financial assets And Cash and cash equivalents	27,597		28,171
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	0		0
Non-current financial assets at fair value through other comprehensive income	0		0
Non-current financial assets at amortised cost	0		0
Non-current Derivative assets	118,232		36,533
Other financial assets	0		0
Trade and other receivables	0		0
Total non-current financial assets	118,232		36,533
Total financial assets	₩ 145,829		₩ 64,704